Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Cash deposits paid	$ (53)	$ (117)
Adjust to West Fraser Estimated ADD rate	(17)	18
Effective duty expense for period	(70)	(99)
Duty recovery attributable to AR2	0	81
Duty Recoverable Attributable To AR3	62	0
Export duty (expense) recovery	(8)	(18)
Interest Income On Duty Deposits	$ 27	$ 9
AR3 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	3.40%
AR3 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	3.40%
AR4 POI | Effective Date Two
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.12%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	6.80%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	6.80%
AR4 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	8.84%	4.52%
AR5 POI | Effective Date Three
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	11.14%
AR5 POI | Effective Date Four
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.25%
AR5 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	4.52%
AR5 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	4.52%